Other Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Other assets and liabilities

D.	Other assets and liabilities
D.1	Segment assets and liabilities	Page F-4 8
D.2	Receivables	Page F-4 8
D.3	Inventories	Page F-4 9
D.4	Payables	Page F-4 9
D.5	Provisions	Page F- 50
D.6	Other financial assets and liabilities	Page F-5 2
D.7	Leases	Page F-5 5
Key financial and capital risks in this section

Credit risk management
Credit risk is the risk that a counterparty will not meet its obligation under a financial instrument or customer contract, leading to a financial loss to the Group. Credit risk arises from the financial assets of the Group, which comprise trade and other receivables, loans receivables and deposits with banks and financial institutions.
The Group manages its credit risk on trade receivables and financial instruments by predominantly dealing with counterparties with an investment grade credit rating. Sufficient collateral is obtained to mitigate the risk of financial loss when transacting with counterparties with below investment grade credit ratings. Customers who wish to trade on unsecured credit terms are subject to credit verification procedures. Receivable balances are monitored on an ongoing basis. As a result, the Group’s exposure to bad debts is not significant. The Group’s maximum credit risk is limited to the carrying amount of its financial assets.
Customer credit risk is managed by the Treasury function subject to the Group’s established policy, procedures and controls relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored. At 31 December 2022
, the Group had nineteen customers (2021: four customers) that owed the Group more than $10 million each and accounted for approximately 79% (2021: 88%) of all trade receivables.
Depending on the product, settlement
terms are 8 to 30
days from the date of invoice or bill of lading unless otherwise stated in the agreed payment terms.
The Group considers the probability of default upon initial recognition of the asset and whether there has been a significant depreciation in credit quality on an ongoing basis. A significant decrease in credit quality is defined as a debtor being greater than 30 days past due in making a contractual payment. Credit losses for trade receivables (including lease receivables) and contract assets are determined by applying the simplified approach and are measured at an amount equal to lifetime expected loss. Under the simplified approach, determination of the loss allowance provision and expected loss rate incorporates past experience and forward-looking information, including the outlook for market demand and forward-looking interest rates. A default on other financial assets is considered to be when the counterparty fails to make contractual payments within 60 days of when they fall due.
At 31 December 2022, the Group had a provision for credit losses of nil (2021: nil). Subsequent to 31 December 2022, 99% (2021: 100%) of the trade receivables balance of $1,067 million (2021: $152 million) has been received.
Credit risk from balances with banks is managed by the Treasury function in accordance with the Group’s policy. The Group’s main funds are placed as short-term deposits with reputable financial institutions with strong investment grade credit ratings. At 31 December 2022 and 31 December 2021, there were no significant concentrations of credit risk within the Group and financial instruments are spread amongst a number of financial institutions to minimise the risk of counterparty default. The maximum exposure to financial institution credit risk is represented by the sum of all cash deposits plus accrued interest, bank account balances and fair value of derivative assets. The Group’s counterparty credit policy limits this exposure to commercial and investment banks, according to approved credit limits based on the counterparty’s credit rating.